NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable

Bank acceptance notes:	December 31,
	2012	2011

Due January 7, 2013, subsequently settled on due date	$394,079	$-
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	2,359,047
Due June 5, 2012, subsequently settled on due date	-	786,349
Due May 23, 2012, subsequently settled on due date	-	1,572,698
Due May 20, 2012, subsequently settled on due date	-	786,349
Due February 20, 2012, subsequently settled on due date	-	1,258,158
Due February 20, 2012, subsequently settled on due date	-	943,619
Total	$394,079	$10,851,616